Long-term debt	6 Months Ended
Jun. 30, 2014
Long-term debt
18 Long-term debt

Long-term debt

end of	2Q14	1Q14	4Q13	2Q13
Long-term debt (CHF million)
Senior	108,419	99,050	96,048	102,475
Subordinated	23,551	21,145	21,002	15,580
Non-recourse liabilities from consolidated VIEs	11,857	12,239	12,992	15,450
Long-term debt	143,827	132,434	130,042	133,505
of which reported at fair value	70,217	64,694	63,369	63,942
of which structured notes	41,739	38,427	34,815	34,320

Structured notes by product

end of	2Q14	1Q14	4Q13
Structured notes (CHF million)
Equity	29,855	26,362	22,605
Fixed income	6,080	5,981	6,455
Credit	4,778	4,826	5,016
Other	1,026	1,258	739
Total structured notes	41,739	38,427	34,815